UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrison Street Securities, LLC
Address: 71 S. Wacker Drive
         Suite 3575
         Chicago, IL  60606

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. McNamara
Title:     Director of Operations
Phone:     312-582-2861

Signature, Place, and Date of Signing:

 /s/    James P. McNamara     Chicago, IL     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $379,646 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APARTMENT INVT & MGMT CO       CL A             03748R101    17299   782052 SH       SOLE                   782052        0        0
AVALONBAY CMNTYS INC           COM              053484101    23614   207051 SH       SOLE                   207051        0        0
BIOMED REALTY TRUST INC        COM              09063H107    10184   614630 SH       SOLE                   614630        0        0
BOSTON PROPERTIES INC          COM              101121101    16987   190654 SH       SOLE                   190654        0        0
CBL & ASSOC PPTYS INC          COM              124830100    10082   887494 SH       SOLE                   887494        0        0
CROWN CASTLE INTL CORP         COM              228227104    12511   307630 SH       SOLE                   307630        0        0
DDR CORP                       COM              23317H102    11117  1019893 SH       SOLE                  1019893        0        0
DIGITAL RLTY TR INC            COM              253868103    18945   343450 SH       SOLE                   343450        0        0
DUKE REALTY CORP               COM NEW          264411505     5844   556617 SH       SOLE                   556617        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106    10056   510700 SH       SOLE                   510700        0        0
EASTGROUP PPTY INC             COM              277276101     7458   195544 SH       SOLE                   195544        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105    10725   275146 SH       SOLE                   275146        0        0
HEALTH CARE REIT INC           COM              42217K106    25809   551484 SH       SOLE                   551484        0        0
HEALTHCARE RLTY TR             COM              421946104    13723   814438 SH       SOLE                   814438        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200     7376  1010476 SH       SOLE                  1010476        0        0
KIMCO RLTY CORP                COM              49446R109    18011  1198314 SH       SOLE                  1198314        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     2678    92000 SH       SOLE                    92000        0        0
MACERICH CO                    COM              554382101     9696   227439 SH       SOLE                   227439        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304    15129  1690393 SH       SOLE                  1690393        0        0
MID-AMER APT CMNTYS INC        COM              59522J103    16037   266311 SH       SOLE                   266311        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     2357   304929 SH       SOLE                   304929        0        0
PS BUSINESS PKS INC CALIF      COM              69360J107     3441    69458 SH       SOLE                    69458        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    39119   355689 SH       SOLE                   355689        0        0
SL GREEN RLTY CORP             COM              78440X101    13693   235485 SH       SOLE                   235485        0        0
STAG INDL INC                  COM              85254J102     6626   649622 SH       SOLE                   649622        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106    10570  2452442 SH       SOLE                  2452442        0        0
SUN COMMUNITIES INC            COM              866674104     7268   206546 SH       SOLE                   206546        0        0
UDR INC                        COM              902653104    15144   683989 SH       SOLE                   683989        0        0
VORNADO RLTY TR                SH BEN INT       929042109     3320    44489 SH       SOLE                    44489        0        0
WYNN RESORTS LTD               COM              983134107    14827   128840 SH       SOLE                   128840        0        0